UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2009

Item 1:          Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 99.10%

COMMON STOCKS 43.70%

Aerospace & Defense 0.33%
Lockheed Martin Corp.	30	$1,893,300
Moog, Inc. Class A*	70	1,627,500
Total		3,520,800

Beverages 1.07%
Diageo plc ADR	81	3,774,988
PepsiCo, Inc.	160	7,702,400
Total		11,477,388

Biotechnology 0.68%
BioMarin Pharmaceutical, Inc.*	200	2,400,000
Celgene Corp.*	110	4,920,300
Total		7,320,300

Capital Markets 0.29%
Bank of New York Mellon Corp. (The)	140	3,103,800

Chemicals 0.57%
Chemtura Corp.	1,000	340,000
Monsanto Co.	75	5,720,250
Total		6,060,250

Commercial Banks 0.96%
PNC Financial Services Group, Inc. (The)	80	2,187,200
U.S. Bancorp	350	5,008,500
Wells Fargo & Co.	250	3,025,000
Total		10,220,700

Commercial Services & Supplies 0.15%
R.R. Donnelley & Sons Co.	200	1,558,000

Computers & Peripherals 0.30%
International Business Machines Corp.	35	3,221,050

Containers & Packaging 0.94%
Ball Corp.	250	10,072,500

Distributors 0.53%
Genuine Parts Co.	200	5,628,000

Diversified Financials 0.75%
JPMorgan Chase & Co.	350	7,997,500

Diversified Telecommunication Services 7.31%
AT&T, Inc.	1,260	29,957,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

	Shares
Investments	(000)	Value
Diversified Telecommunication Services (continued)
EMBARQ Corp.	550	$19,233,500
Qwest Communications International, Inc.	6,000	20,340,000
Verizon Communications, Inc.	200	5,706,000
Windstream Corp.	400	2,984,000
Total		78,220,831

Electric Utilities 1.35%
TECO Energy, Inc.	200	1,918,000
UniSource Energy Corp.	500	12,570,000
Total		14,488,000

Electrical Equipment 0.62%
Emerson Electric Co.	100	2,675,000
Hubbell, Inc. Class B	150	3,948,000
Total		6,623,000

Energy Equipment & Services 0.61%
Halliburton Co.	400	6,524,000

Food & Staples Retailing 3.03%
CVS Caremark Corp.	175	4,504,500
Ingles Markets, Inc. Class A	443	6,021,549
Kroger Co. (The)	125	2,583,750
SUPERVALU, INC.	165	2,575,650
Wal-Mart Stores, Inc.	340	16,756,372
Total		32,441,821

Food Products 5.25%
Campbell Soup Co.	160	4,283,200
H.J. Heinz Co.	325	10,617,750
Kellogg Co.	358	13,948,928
Kraft Foods, Inc. Class A	1,200	27,336,000
Total		56,185,878

Gas Utilities 0.33%
National Fuel Gas Co.	115	3,485,650

Hotels, Restaurants & Leisure 0.49%
McDonald’s Corp.	100	5,225,000

Household Durables 0.77%
Snap-on, Inc.	350	8,256,500

Household Products 0.56%
Procter & Gamble Co. (The)	125	6,021,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

	Shares
Investments	(000)	Value
Industrial Conglomerates 0.51%
3M Co.	45	$2,063,884
General Electric Co.	400	3,404,000
Total		5,467,884

Insurance 1.09%
ACE Ltd. (Switzerland)(a)	300	10,953,000
MetLife, Inc.	38	694,834
Total		11,647,834

Machinery 0.12%
Oshkosh Corp.	200	1,252,000

Metals & Mining 0.06%
Allegheny Technologies, Inc.	30	590,100

Multi-Line Retail 0.16%
Target Corp.	60	1,698,600

Multi-Utilities & Unregulated Power 0.97%
Ameren Corp.	250	5,945,000
NiSource, Inc.	500	4,375,000
Total		10,320,000

Oil & Gas 5.92%
Chevron Corp.	367	22,298,783
ConocoPhillips	100	3,735,000
Devon Energy Corp.	40	1,746,800
EOG Resources, Inc.	245	12,269,808
Exxon Mobil Corp.	94	6,409,760
Hess Corp.	128	6,983,913
Marathon Oil Corp.	80	1,856,946
Transocean Ltd. (Switzerland)*(a)	100	5,977,000
XTO Energy, Inc.	65	2,057,900
Total		63,335,910

Pharmaceuticals 7.20%
Bristol-Myers Squibb Co.	1,250	23,012,500
Johnson & Johnson	150	7,500,000
Merck & Co., Inc.	127	3,078,240
Mylan, Inc.*	1,612	20,037,160
Pfizer, Inc.	1,678	20,651,256
Teva Pharmaceutical Industries Ltd. ADR	60	2,674,800
Total		76,953,956

Semiconductor Equipment & Products 0.18%
Intel Corp.	150	1,911,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Shares (000)	Value
Software 0.45%
Microsoft Corp.	300	$4,845,000

Tobacco 0.15%
Altria Group, Inc.	103	1,588,776

Total Common Stocks (cost $675,518,959)		467,263,278

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 7.87%

Aerospace & Defense 0.55%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$6,000	5,865,000

Beverages 0.29%
Molson Coors Brewing Co.	2.50%	7/30/2013	3,000	3,082,500

Biotechnology 1.75%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	4,000	3,705,000
CV Therapeutics, Inc.	3.25%	8/16/2013	4,250	3,697,500
Gilead Sciences, Inc.	0.625%	5/1/2013	6,500	8,100,625
Millipore Corp.	3.75%	6/1/2026	3,500	3,237,500
Total				18,740,625

Building Products 0.19%
General Cable Corp.	1.00%	10/15/2012	3,000	2,043,750

Capital Markets 0.16%
Conseco, Inc. (Zero Coupon after 9/30/2010)(b)	3.50%	9/30/2035	3,850	1,708,438

Commercial Services & Supplies 0.33%
CRA International, Inc.	2.875%	6/15/2034	4,000	3,525,000

Diversified Telecommunication Services 0.21%
Qwest Communications International, Inc.	3.50%	11/15/2025	2,500	2,246,875

Electrical Equipment 0.43%
Roper Industries, Inc.	Zero Coupon	1/15/2034	9,000	4,646,250

Healthcare Providers & Services 0.25%
Five Star Quality Care, Inc.	3.75%	10/15/2026	6,000	2,617,500

Information Technology Services 0.53%
Symantec Corp.	0.75%	6/15/2011	6,000	5,647,500

Internet Software & Services 0.26%
Equinix, Inc.	2.50%	4/15/2012	3,500	2,751,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media 0.14%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	$4,000	$1,460,000

Metals & Mining 0.79%
Newmont Mining Corp.	1.25%	7/15/2014	4,000	4,550,000
Newmont Mining Corp.	3.00%	2/15/2012	1,110	1,304,250
Placer Dome, Inc. (Canada)(a)	2.75%	10/15/2023	2,000	2,627,500
Total				8,481,750

Pharmaceuticals 1.18%
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	10,000	10,650,000
Wyeth	0.965%#	1/15/2024	2,000	1,986,000
Total				12,636,000

Semiconductors & Semiconductor Equipment 0.36%
Intel Corp.	2.95%	12/15/2035	5,000	3,881,250

Software 0.45%
EMC Corp.	1.75%	12/1/2011	5,000	4,843,750

Total Convertible Bonds (cost $105,262,887)				84,178,063

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.94%

Commercial Banks 0.45%
Wells Fargo & Co.	7.50%		11	4,830,000

Electric Utilities 0.56%
CMS Energy Corp.	4.50%		70	4,095,000
NRG Energy, Inc.	5.75%		10	1,936,100
Total				6,031,100

Food Products 1.03%
Archer Daniels Midland Co.	6.25%		200	7,042,000
Bunge Ltd.	4.875%		60	3,960,000
Total				11,002,000

Metals & Mining 0.07%
Freeport-McMoRan Copper & Gold, Inc.	6.75%		14	754,600

Oil & Gas 0.58%
El Paso Corp.	4.99%		10	6,152,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate	Shares (000)	Value
Pharmaceuticals 1.24%
Mylan, Inc.	6.50%	8	$6,502,000
Schering-Plough Corp.	6.00%	40	6,800,000
Total			13,302,000

Thrifts & Mortgage Finance 0.01%
Fannie Mae	8.75%	100	65,000

Total Convertible Preferred Stocks (cost $67,111,974)			42,137,200

		U.S. $ Value
FOREIGN COMMON STOCKS(c)4.12%

Australia 0.85%

Beverages
Coca-Cola Amatil Ltd.	1,602	9,140,218

Belgium 0.36%

Food & Staples Retailing
Delhaize Group	66	3,836,130

France 0.19%

Commercial Banks
BNP Paribas SA	63	2,026,828

Germany 0.76%

Diversified Telecommunication Services 0.39%
Deutsche Telekom AG Registered Shares	346	4,155,394
Household Products 0.37%
Henkel KGaA	183	3,930,892
Total Germany		8,086,286

Switzerland 1.63%

Food Products 0.95%
Nestle SA Registered Shares	311	10,170,064
Pharmaceuticals 0.68%
Roche Holding Ltd. AG	64	7,240,830
Total Switzerland		17,410,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Shares (000)	U.S. $ Value
United Kingdom 0.33%

Aerospace & Defense
BAE Systems plc	669	$3,532,271

Total Foreign Common Stocks (cost $62,208,539)		44,032,627

	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES BOND 1.12%
Federal Home Loan Mortgage Corp. (cost $12,005,250)	5.75%	3/15/2009	$12,000	12,022,356

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.56%
Federal National Mortgage Assoc.	5.50%	6/1/2036 - 2/1/2038	21,138	21,683,311
Federal National Mortgage Assoc.	6.00%	11/1/2034 - 5/1/2038	50,017	51,760,446
Federal National Mortgage Assoc.	6.50%	4/1/2035 - 8/1/2037	27,437	28,772,335
Total Government Sponsored Enterprises Pass-Throughs (cost $99,687,230)				102,216,092

HIGH YIELD CORPORATE BONDS 28.16%

Air Freight & Couriers 0.14%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	3,700	1,535,500

Auto Components 0.05%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,500	542,500

Automobiles 0.33%
GMAC LLC†	7.25%	3/2/2011	5,065	3,499,966

Beverages 1.28%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	3,000	3,006,672
Constellation Brands, Inc.	7.25%	5/15/2017	1,500	1,425,000
Constellation Brands, Inc.	8.125%	1/15/2012	4,000	3,980,000
Diageo Capital plc (United Kingdom)(a)	7.375%	1/15/2014	2,300	2,560,818
PepsiCo, Inc.	7.90%	11/1/2018	2,300	2,768,807
Total				13,741,297

Biotechnology 0.24%
Amgen, Inc.	5.70%	2/1/2019	2,500	2,525,165

Chemicals 0.27%
Equistar Chemicals LP(d)	7.55%	2/15/2026	3,000	510,000
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	6,500	422,500
Mosaic Co. (The)†	7.625%	12/1/2016	2,000	1,922,744
Total				2,855,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Banks 0.65%
Bank of America Corp.	5.75%	12/1/2017	$2,500	$2,112,865
Wachovia Corp.	5.50%	5/1/2013	900	867,417
Wells Fargo & Co.	5.625%	12/11/2017	4,200	3,993,305
Total				6,973,587

Commercial Services & Supplies 0.85%
Allied Waste North America, Inc.	7.25%	3/15/2015	5,000	4,880,845
Bunge NA Finance LP	5.90%	4/1/2017	1,625	1,257,787
CGG Veritas (France)(a)	7.75%	5/15/2017	1,925	1,501,500
FTI Consulting, Inc.	7.75%	10/1/2016	1,500	1,488,750
Total				9,128,882

Communications Equipment 0.47%
Cisco Systems, Inc.	4.95%	2/15/2019	2,000	1,936,612
Hughes Network Systems LLC	9.50%	4/15/2014	3,500	3,080,000
Total				5,016,612

Consumer Finance 1.06%
American Express Credit Corp.	7.30%	8/20/2013	5,000	4,964,950
Ford Motor Credit Co. LLC	7.375%	10/28/2009	8,000	6,372,408
Total				11,337,358

Containers & Packaging 0.71%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	6,000	5,010,000
Graphic Packaging International Corp.	9.50%	8/15/2013	3,400	2,550,000
Total				7,560,000

Diversified Financials 1.00%
Ashtead Capital, Inc. †	9.00%	8/15/2016	3,175	1,857,375
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	5,000	1,625,000
RBS Global & Rexnord Corp.	8.875%	9/1/2016	3,000	2,272,500
RBS Global & Rexnord Corp.	9.50%	8/1/2014	3,500	2,975,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	1,980,000
Total				10,709,875

Diversified Telecommunication Services 2.43%
AT&T, Inc.	5.80%	2/15/2019	1,950	1,897,155
Cincinnati Bell, Inc.	7.00%	2/15/2015	10,000	9,150,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	8,000	7,860,000
Syniverse Technologies, Inc.	7.75%	8/15/2013	5,000	3,625,000
Windstream Corp.	7.00%	3/15/2019	4,000	3,460,000
Total				25,992,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric Utilities 3.60%
Central Illinois Light Co.	8.875%	12/15/2013	$3,000	$3,149,004
Commonwealth Edison Co.	5.80%	3/15/2018	8,500	8,088,098
Edison Mission Energy	7.00%	5/15/2017	5,000	4,250,000
Edison Mission Energy	7.75%	6/15/2016	6,525	5,970,375
Illinois Power Co.†	9.75%	11/15/2018	5,000	5,574,995
Northeast Utilities	5.65%	6/1/2013	3,500	3,272,654
PacifiCorp	5.50%	1/15/2019	1,150	1,161,425
Reliant Energy, Inc.	7.875%	6/15/2017	3,375	2,472,187
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	9,000	4,590,000
Total				38,528,738

Electrical Equipment 0.34%
Baldor Electric Co.	8.625%	2/15/2017	4,500	3,588,750

Electronic Equipment, Instruments & Components 1.01%
Emerson Electric Co.	5.25%	10/15/2018	5,000	5,050,470
L-3 Communications Corp.	7.625%	6/15/2012	3,500	3,526,250
Roper Industries, Inc.	6.625%	8/15/2013	2,225	2,208,898
Total				10,785,618

Energy Equipment & Services 0.12%
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	1,700	1,275,000

Food Products 0.99%
General Mills, Inc.	5.20%	3/17/2015	6,000	6,033,552
H.J. Heinz Co.	5.35%	7/15/2013	1,850	1,899,404
Kraft Foods, Inc.	6.50%	8/11/2017	1,800	1,835,554
Kraft Foods, Inc.	6.75%	2/19/2014	800	854,822
Total				10,623,332

Healthcare Equipment & Supplies 0.90%
Biomet, Inc.	10.00%	10/15/2017	4,000	4,020,000
HCA, Inc.	9.125%	11/15/2014	6,000	5,640,000
Total				9,660,000

Healthcare Providers & Services 1.32%
Community Health Systems	8.875%	7/15/2015	9,000	8,561,250
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	2,782,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	2,740,000
Total				14,083,750

Hotels, Restaurants & Leisure 0.48%
Gaylord Entertainment Co.	8.00%	11/15/2013	2,000	1,335,000
McDonald’s Corp.	5.00%	2/1/2019	2,800	2,840,202
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	875,500
Station Casinos, Inc.	6.50%	2/1/2014	4,000	140,000
Total				5,190,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Products 0.15%
Kimberly-Clark Corp.	7.50%	11/1/2018	$1,350	$1,555,012

Independent Power Producers & Energy Traders 1.64%
AES Corp. (The)	8.00%	10/15/2017	4,750	4,061,250
Dynegy Holdings, Inc.	8.375%	5/1/2016	8,000	5,120,000
Mirant Americas Generation LLC	9.125%	5/1/2031	7,000	4,935,000
NRG Energy, Inc.	7.25%	2/1/2014	3,650	3,449,250
Total				17,565,500

Information Technology Services 0.28%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	2,992,500

Leisure Equipment & Products 0.17%
Expedia, Inc.†	8.50%	7/1/2016	2,250	1,856,250

Media 0.86%
Affinion Group, Inc.	11.50%	10/15/2015	2,500	1,600,000
Barrington Broadcasting Group LLC	10.50%	8/15/2014	3,125	390,625
CCH I LLC	11.75%	5/15/2014	3,500	52,500
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	3,000	270,000
Idearc, Inc.	8.00%	11/15/2016	3,600	72,000
Mediacom Broadband LLC	8.50%	10/15/2015	4,175	3,559,188
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	1,968,750
Walt Disney Co. (The)	4.50%	12/15/2013	1,250	1,276,076
Total				9,189,139

Metals & Mining 0.52%
Aleris International, Inc.(d)	10.00%	12/15/2016	1,800	11,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	5,000	4,318,485
Noranda Aluminum Acquisition Corp. PIK	6.595%#	5/15/2015	5,000	1,225,000
Total				5,554,735

Multi-Utilities & Unregulated Power 0.37%
Williams Cos., Inc. (The)	8.125%	3/15/2012	3,960	3,920,400

Oil & Gas 2.75%
Cameron International Corp.	6.375%	7/15/2018	1,040	892,198
Chesapeake Energy Corp.	7.25%	12/15/2018	5,000	4,087,500
Chesapeake Energy Corp.	7.625%	7/15/2013	4,935	4,466,175
El Paso Corp.	7.00%	6/15/2017	1,325	1,168,938
El Paso Corp.	7.25%	6/1/2018	3,300	2,928,750
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,610,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	4,300	3,526,000
Southern California Gas Co.	5.50%	3/15/2014	4,500	4,770,896
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	1,654,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas (continued)
VeraSun Energy Corp.(d)	9.375%	6/1/2017	$2,800	$91,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,215,582
Total				29,411,629

Paper & Forest Products 0.11%
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,150	1,128,438

Personal Products 0.54%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,175,000
Estee Lauder Cos., Inc. (The)	7.75%	11/1/2013	3,275	3,564,762
Total				5,739,762

Pharmaceuticals 0.82%
Abbott Laboratories	5.125%	4/1/2019	1,225	1,214,603
Novartis Securities Investment Ltd.	5.125%	2/10/2019	950	941,732
Roche Holdings, Inc.†	5.00%	3/1/2014	3,500	3,543,617
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,071,250
Total				8,771,202

Real Estate Investment Trusts 0.17%
Host Hotels & Resorts LP	6.375%	3/15/2015	2,525	1,830,625

Road & Rail 0.23%
Hertz Corp. (The)	8.875%	1/1/2014	5,000	2,475,000

Semiconductors & Semiconductor Equipment 0.10%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	2,500	1,043,750

Specialty Retail 0.08%
Brookstone Co., Inc.	12.00%	10/15/2012	2,000	880,000

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(d)	6.875%	6/15/2011	4,350	3,045

Wireless Telecommunication Services 1.13%
MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,000	3,800,000
Sprint Capital Corp.	6.90%	5/1/2019	3,100	2,018,181
Verizon Wireless Capital LLC†	5.55%	2/1/2014	4,000	3,980,972
Verizon Wireless Capital LLC†	8.50%	11/15/2018	2,000	2,255,222
Total				12,054,375

Total High Yield Corporate Bonds (cost $384,860,411)				301,125,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND  February 28, 2009

Investments	Interest Rate		Shares (000)	Value
NON-CONVERTIBLE PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance
Fannie Mae*(cost $3,071,479)	Zero Coupon		122	$100,286

		Maturity Date	Principal Amount (000)
U.S. TREASURY OBLIGATION 0.62%
U.S. Treasury Notes (cost $6,329,374)	4.00%	2/15/2014	$6,000	6,600,474

Total Long-Term Investments (cost $1,416,056,103)				1,059,675,769

SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $3,380,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $3,378,310; proceeds: $3,309,582 (cost $3,309,579)			3,310	3,309,579

Total Investments in Securities 99.41% (cost $1,419,365,682)				1,062,985,348
Other Assets in Excess of Liabilities 0.59%				6,317,016
Net Assets 100.00%				$1,069,302,364

ADR     American Depositary Receipt.

PIK            Payment-in-kind.

*                             Non-income producing security.

#                             Variable rate security. The interest rate represents the rate at February 28, 2009.

†                             Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)                        Foreign security traded in U.S. dollars.

(b)                       The issuer will pay interest on the bonds at a rate of 3.50% until September 30, 2010. Beginning October 1, 2010, the bonds will be subject to daily accretion of the principal amount at the rate of 3.50% per year.

(c)                        Investments in non-U.S. dollar denominated securities.

(d)                       Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2009

		Value
Investments	Shares	(000)
COMMON STOCKS 98.97%

Aerospace 1.91%
Alliant Techsystems, Inc.*	55,286	$3,907
L-3 Communications Holdings, Inc.	57,203	3,870
Total		7,777

Beverage: Soft Drinks 0.78%
Coca-Cola Enterprises, Inc.	277,383	3,184

Biotechnology Research & Production 4.66%
Alexion Pharmaceuticals, Inc.*	117,384	4,016
Celgene Corp.*	76,867	3,438
Cephalon, Inc.*	79,180	5,193
Genzyme Corp.*	44,733	2,726
OSI Pharmaceuticals, Inc.*	105,293	3,590
Total		18,963

Building Materials 0.26%
Martin Marietta Materials, Inc.	13,993	1,071

Casinos & Gambling 0.99%
Penn National Gaming, Inc.*	161,346	3,080
WMS Industries, Inc.*	52,926	960
Total		4,040

Chemicals 2.74%
Airgas, Inc.	146,228	4,502
Albemarle Corp.	42,656	825
Celanese Corp. Series A	91,001	777
Ecolab, Inc.	158,357	5,033
Total		11,137

Coal 0.86%
CONSOL Energy, Inc.	127,980	3,487

Communications Technology 0.89%
Juniper Networks, Inc.*	253,305	3,599

Computer Services, Software & Systems 5.77%
Adobe Systems, Inc.*	52,956	884
BMC Software, Inc.*	147,530	4,371
Citrix Systems, Inc.*	115,845	2,384
Cognizant Technology Solutions Corp.*	69,056	1,271
Equinix, Inc.*	57,215	2,655
F5 Networks, Inc.*	85,842	1,717
Intuit, Inc.*	244,882	5,581
McAfee, Inc.*	148,411	4,148
Salesforce.com, Inc.*	16,177	453
Total		23,464

Computer Technology 1.78%
NetApp, Inc.*	267,618	3,597
NVIDIA Corp.*	343,354	2,843
Western Digital Corp.*	57,271	782
Total		7,222

Consumer Products 0.52%
Alberto-Culver Co.	94,961	2,102

Cosmetics 1.03%
Avon Products, Inc.	179,922	3,165
Estee Lauder Cos., Inc. (The) Class A	45,937	1,040
Total		4,205

Diversified Financial Services 0.89%
Goldman Sachs Group, Inc. (The)	23,587	2,148
Lazard Ltd. Class A	60,266	1,463
Total		3,611

Diversified Production 1.49%
Eaton Corp.	76,919	2,781
ITT Corp.	87,596	3,272
Total		6,053

Drug & Grocery Store Chains 0.46%
Kroger Co. (The)	90,918	1,879

Drugs & Pharmaceuticals 3.67%
Allergan, Inc.	92,811	3,595
AmerisourceBergen Corp.	91,757	2,914
BioMarin Pharmaceutical, Inc.*	57,522	690
United Therapeutics Corp.*	20,680	1,388
Vertex Pharmaceuticals, Inc.*	57,940	1,752
Watson Pharmaceuticals, Inc.*	161,717	4,572
Total		14,911

Education Services 2.55%
Apollo Group, Inc.*	52,198	3,784
DeVry, Inc.	64,572	3,355
Strayer Education, Inc.	19,008	3,227
Total		10,366

Electrical & Electronics 1.03%
Amphenol Corp. Class A	164,489	4,181

Electrical Equipment & Components 1.02%
AMETEK, Inc.	156,737	4,147

Electronics: Instruments, Gauges & Meters 0.58%
Agilent Technologies, Inc.*	168,735	2,340

Electronics: Medical Systems 0.88%
Hologic, Inc.*	49,463	560
Illumina, Inc.*	96,176	3,013
Total		3,573

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2009

		Value
Investments	Shares	(000)
Electronics: Other 1.07%
Activision Blizzard, Inc.*	232,830	$2,335
Electronic Arts, Inc.*	124,522	2,031
Total		4,366

Electronics: Semi-Conductors/Components 4.52%
Altera Corp.	119,826	1,837
Avnet, Inc.*	107,107	1,850
Broadcom Corp. Class A*	325,437	5,353
Intersil Corp.	83,927	849
Linear Technology Corp.	192,358	4,193
Microchip Technology, Inc.	62,130	1,166
Silicon Laboratories, Inc.*	142,836	3,128
Total		18,376

Engineering & Contracting Services 2.02%
Fluor Corp.	35,270	1,173
Jacobs Engineering Group, Inc.*	66,691	2,250
Nalco Holding Co.	266,723	3,033
URS Corp.*	57,373	1,774
Total		8,230

Entertainment 0.50%
Marvel Entertainment, Inc.*	78,692	2,035

Fertilizers 0.88%
CF Industries Holdings, Inc.	55,947	3,599

Finance: Small Loan 0.32%
SLM Corp.*	280,542	1,290

Financial Data Processing Services & Systems 1.23%
Fiserv, Inc.*	153,225	4,998

Foods 1.99%
Flowers Foods, Inc.	101,172	2,257
H.J. Heinz Co.	64,486	2,107
Ralcorp Holdings, Inc.*	61,559	3,730
Total		8,094

Health & Personal Care 1.89%
Express Scripts, Inc.*	152,581	7,675

Healthcare Facilities 1.06%
DaVita, Inc.*	91,966	4,315

Homebuilding 0.33%
NVR, Inc.*	4,041	1,345

Hotel/Motel 0.42%
Marriott International, Inc. Class A	120,287	1,703

Identification Control & Filter Devices 0.58%
Roper Industries, Inc.	57,498	2,378

Investment Management Companies 4.12%
BlackRock, Inc.	22,880	2,215
Northern Trust Corp.	184,510	10,250
T. Rowe Price Group, Inc.	188,267	4,281
Total		16,746

Jewelry, Watches & Gemstones 0.32%
Tiffany & Co.	68,718	1,308

Machinery: Agricultural 0.19%
AGCO Corp.*	44,213	758

Machinery: Oil Well Equipment & Services 1.36%
Cameron International Corp.*	192,299	3,708
Smith International, Inc.	84,148	1,807
Total		5,515

Medical & Dental Instruments & Supplies 1.92%
DENTSPLY International, Inc.	145,851	3,372
St. Jude Medical, Inc.*	133,919	4,441
Total		7,813

Medical Services 2.12%
Covance, Inc.*	69,629	2,645
Quest Diagnostics, Inc.	130,781	5,994
Total		8,639

Metal Fabricating 0.83%
Precision Castparts Corp.	60,562	3,357

Metals & Minerals Miscellaneous 0.31%
Cliffs Natural Resources, Inc.	81,823	1,263

Miscellaneous Business & Consumer Discretionary 0.69%
H&R Block, Inc.	146,796	2,804

Miscellaneous: Equipment 0.69%
W.W. Grainger, Inc.	42,141	2,788

Offshore Drilling 1.23%
Atwood Oceanics, Inc.*	54,274	829
Diamond Offshore Drilling, Inc.	66,627	4,174
Total		5,003

Oil: Crude Producers 3.12%
Noble Energy, Inc.	55,946	2,548
Petrohawk Energy Corp.*	45,628	777
Range Resources Corp.	111,919	3,981
Southwestern Energy Co.*	141,281	4,065
XTO Energy, Inc.	41,036	1,299
Total		12,670

Oil: Integrated Domestic 1.84%
Hess Corp.	58,415	3,195
Murphy Oil Corp.	36,506	1,526

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2009

		Value
Investments	Shares	(000)
Oil: Integrated Domestic (continued)
Sunoco, Inc.	82,485	$2,759
Total		7,480

Production Technology Equipment 0.69%
Lam Research Corp.*	142,715	2,792

Railroads 0.49%
Kansas City Southern*	112,456	1,989

Restaurants 3.30%
Darden Restaurants, Inc.	130,121	3,531
Jack in the Box, Inc.*	85,086	1,654
Panera Bread Co. Class A*	68,690	3,025
Yum! Brands, Inc.	199,010	5,230
Total		13,440

Retail 11.07%
Abercrombie & Fitch Co. Class A	48,324	1,063
Advance Auto Parts, Inc.	114,137	4,366
American Eagle Outfitters, Inc.	110,451	1,078
Bed Bath & Beyond, Inc.*	148,411	3,161
Dick’s Sporting Goods, Inc.*	203,700	2,516
Family Dollar Stores, Inc.	123,343	3,385
GameStop Corp. Class A*	77,315	2,081
Kohl’s Corp.*	202,075	7,101
Limited Brands, Inc.	221,373	1,702
O’Reilly Automotive, Inc.*	144,631	4,825
Ross Stores, Inc.	99,793	2,946
Target Corp.	63,152	1,788
TJX Companies, Inc. (The)	221,328	4,929
Urban Outfitters, Inc.*	244,364	4,066
Total		45,007

Securities Brokerage & Services 1.27%
IntercontinentalExchange, Inc.*	52,936	3,005
NASDAQ OMX Group, Inc. (The)*	103,998	2,174
Total		5,179

Services: Commercial 1.16%
FTI Consulting, Inc.*	27,100	990
Hewitt Associates, Inc.*	37,432	1,104
Iron Mountain, Inc.*	142,111	2,640
Total		4,734

Soaps & Household Chemicals 2.34%
Church & Dwight Co., Inc.	148,525	7,266
Clorox Co. (The)	46,391	2,255
Total		9,521

Telecommunications Equipment 1.77%
American Tower Corp. Class A*	247,685	7,213

Textiles Apparel Manufacturers 1.45%
Carter’s, Inc.*	175,599	2,864
Polo Ralph Lauren Corp. Class A	32,202	1,110
Under Armour, Inc. Class A*	133,493	1,921
Total		5,895

Tobacco 0.75%
Lorillard, Inc.	52,027	3,040

Transportation: Miscellaneous 0.74%
Expeditors International of Washington, Inc.	108,854	2,999

Truckers 0.31%
C.H. Robinson Worldwide, Inc.	30,447	1,260

Utilities: Electrical 2.14%
ITC Holdings Corp.	69,171	2,554
PPL Corp.	219,900	6,133
Total		8,687

Utilities: Telecommunications 0.66%
MetroPCS Communications, Inc.*	185,450	2,689

Wholesalers 0.52%
LKQ Corp.*	157,983	2,133

Total Common Stocks (cost $536,764,404)		402,438

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $385,000 of U.S. Treasury Bill at 0.32% due 7/23/2009; value: $384,461; proceeds: $376,678 (cost $376,678)	$377	377

Total Investments in Securities 99.06% (cost $537,141,082)		402,815
Other Assets in Excess of Liabilities 0.94%		3,833
Net Assets 100.00%		$406,648

*            Non-income producing security.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND February 28, 2009

		Value
Investments	Shares	(000)
COMMON STOCKS 99.03%

Aerospace 2.57%
Boeing Co. (The)	84,196	$2,647
Lockheed Martin Corp.	90,090	5,686
Raytheon Co.	40,900	1,635
United Technologies Corp.	184,100	7,517
Total		17,485

Banks 3.31%
Bank of America Corp.	269,048	1,063
BB&T Corp.	72,500	1,169
Fifth Third Bancorp	216,100	456
PNC Financial Services Group, Inc. (The)	263,000	7,190
U.S. Bancorp	353,300	5,056
Wells Fargo & Co.	630,900	7,634
Total		22,568

Beverage: Soft Drinks 2.92%
Coca-Cola Co. (The)	278,500	11,377
PepsiCo, Inc.	177,500	8,545
Total		19,922

Biotechnology Research & Production 4.62%
Amgen, Inc.*	93,500	4,575
Baxter International, Inc.	95,987	4,887
Celgene Corp.*	92,500	4,138
Genentech, Inc.*	142,400	12,182
Genzyme Corp.*	93,700	5,709
Total		31,491

Chemicals 1.77%
Praxair, Inc.	213,000	12,088

Communications & Media 0.27%
Time Warner, Inc.	239,000	1,824

Communications Technology 2.72%
Cisco Systems, Inc.*	673,100	9,807
QUALCOMM, Inc.	261,300	8,735
Total		18,542

Computer Services, Software & Systems 5.61%
Adobe Systems, Inc.*	252,053	4,209
Citrix Systems, Inc.*	115,600	2,379
Google, Inc. Class A*	30,900	10,444
McAfee, Inc.*	16,100	450
Microsoft Corp.	869,700	14,046
Oracle Corp.*	257,000	3,994
Yahoo!, Inc.*	202,600	2,680
Total		38,202

Computer Technology 3.96%
Apple, Inc.*	41,600	3,715
Hewlett-Packard Co.	399,013	11,583
International Business Machines Corp.	126,900	11,679
Total		26,977

Copper 0.12%
Freeport-McMoRan Copper & Gold, Inc.	27,165	826

Diversified Financial Services 5.57%
Bank of New York Mellon Corp. (The)	422,218	9,361
Capital One Financial Corp.	6,800	82
Goldman Sachs Group, Inc. (The)	104,500	9,518
JPMorgan Chase & Co.	668,028	15,264
Morgan Stanley	191,900	3,750
Total		37,975

Diversified Production 0.60%
Honeywell International, Inc.	152,700	4,097

Drug & Grocery Store Chains 0.21%
Kroger Co. (The)	70,052	1,448

Drugs & Pharmaceuticals 6.42%
Abbott Laboratories	200,400	9,487
Eli Lilly & Co.	53,300	1,566
Gilead Sciences, Inc.*	202,924	9,091
Johnson & Johnson	170,200	8,510
Merck & Co., Inc.	179,900	4,354
Pfizer, Inc.	357,800	4,404
Schering-Plough Corp.	161,200	2,803
Vertex Pharmaceuticals, Inc.*	117,000	3,537
Total		43,752

Electrical & Electronics 0.48%
Corning, Inc.	312,703	3,299

Electrical Equipment & Components 0.21%
Emerson Electric Co.	53,278	1,425

Electronics: Medical Systems 0.24%
Medtronic, Inc.	55,300	1,636

Electronics: Other 2.95%
Activision Blizzard, Inc.*	1,392,426	13,966
Electronic Arts, Inc.*	374,200	6,103
Total		20,069

Electronics: Semi-Conductors/Components 1.82%
Intel Corp.	732,500	9,332
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,400	689
Texas Instruments, Inc.	167,500	2,404
Total		12,425

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND February 28, 2009

		Value
Investments	Shares	(000)
Entertainment 0.38%
Walt Disney Co. (The)	155,437	$2,607

Fertilizers 3.44%
Monsanto Co.	299,500	22,843
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	7,000	588
Total		23,431

Foods 1.03%
General Mills, Inc.	29,000	1,522
Kellogg Co.	52,200	2,032
Kraft Foods, Inc. Class A	152,500	3,474
Total		7,028

Health & Personal Care 1.75%
CVS Caremark Corp.	90,148	2,321
Express Scripts, Inc.*	174,600	8,782
Medco Health Solutions, Inc.*	21,002	852
Total		11,955

Hotel/Motel 0.76%
Marriott International, Inc. Class A	226,600	3,209
Starwood Hotels & Resorts Worldwide, Inc.	72,800	844
Wynn Resorts Ltd.*	52,900	1,108
Total		5,161

Insurance: Life 0.23%
Prudential Financial, Inc.	94,700	1,554

Insurance: Multi-Line 3.02%
Aon Corp.	392,500	15,009
Hartford Financial Services Group, Inc. (The)	60,244	367
MetLife, Inc.	281,100	5,189
Total		20,565

Investment Management Companies 2.18%
Northern Trust Corp.	169,600	9,421
T. Rowe Price Group, Inc.	237,500	5,401
Total		14,822

Leisure Time 0.87%
Carnival Corp. Unit	279,100	5,459
Royal Caribbean Cruises Ltd.	79,800	479
Total		5,938

Machinery: Oil Well Equipment & Services 1.34%
Schlumberger Ltd.	239,800	9,127

Medical & Dental Instruments & Supplies 0.50%
St. Jude Medical, Inc.*	103,500	3,432

Medical Services 0.45%
Quest Diagnostics, Inc.	66,356	3,041

Milling: Fruit & Grain Processing 1.69%
Archer Daniels Midland Co.	431,400	11,501

Miscellaneous Business & Consumer Discretionary 0.31%
Western Union Co.	186,300	2,079

Miscellaneous: Consumer Staples 0.36%
Diageo plc ADR	52,181	2,426

Multi-Sector Companies 0.57%
General Electric Co.	452,400	3,850

Oil: Crude Producers 2.36%
Apache Corp.	109,200	6,453
Devon Energy Corp.	49,661	2,169
EOG Resources, Inc.	13,500	676
Occidental Petroleum Corp.	69,000	3,579
XTO Energy, Inc.	101,150	3,202
Total		16,079

Oil: Integrated Domestic 2.48%
ConocoPhillips	88,000	3,287
Hess Corp.	203,600	11,135
Valero Energy Corp.	127,400	2,469
Total		16,891

Oil: Integrated International 6.60%
Chevron Corp.	191,500	11,626
Exxon Mobil Corp.	392,515	26,652
Marathon Oil Corp.	36,100	840
Suncor Energy, Inc. (Canada)(a)	116,993	2,432
Weatherford International Ltd.*	321,500	3,430
Total		44,980

Railroads 0.29%
Burlington Northern Santa Fe Corp.	17,500	1,028
Union Pacific Corp.	25,700	964
Total		1,992

Restaurants 0.35%
Darden Restaurants, Inc.	86,900	2,358

Retail 10.26%
Bed Bath & Beyond, Inc.*	151,200	3,220
Best Buy Co., Inc.	303,800	8,756
Dick’s Sporting Goods, Inc.*	399,100	4,929
GameStop Corp. Class A*	51,800	1,394
Home Depot, Inc. (The)	214,000	4,470
J.C. Penney Co., Inc.	223,200	3,422
Kohl’s Corp.*	302,400	10,626

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND February 28, 2009

		Value
Investments	Shares	(000)
Retail (continued)
Macy’s, Inc.	99,500	$783
Target Corp.	299,200	8,470
Wal-Mart Stores, Inc.	483,500	23,808
Total		69,878

Securities Brokerage & Services 0.29%
Charles Schwab Corp. (The)	157,100	1,997

Soaps & Household Chemicals 2.69%
Colgate-Palmolive Co.	93,855	5,648
Procter & Gamble Co. (The)	263,897	12,712
Total		18,360

Telecommunications Equipment 0.33%
Nokia Corp. ADR	238,300	2,230

Textiles Apparel Manufacturers 0.30%
Coach, Inc.*	145,244	2,031

Tobacco 1.54%
Altria Group, Inc.	220,500	3,405
Philip Morris International, Inc.	212,500	7,112
Total		10,517

Transportation: Miscellaneous 0.79%
United Parcel Service, Inc. Class B	130,600	5,378

Utilities: Cable TV & Radio 0.29%
Comcast Corp. Class A	164,760	2,002

Utilities: Electrical 1.81%
Dominion Resources, Inc.	87,500	2,641
FPL Group, Inc.	61,732	2,798
Northeast Utilities	47,200	1,034
PG&E Corp.	50,417	1,927
Progress Energy, Inc.	111,100	3,935
Total		12,335

Utilities: Telecommunications 3.40%
AT&T, Inc.	813,802	19,344
Verizon Communications, Inc.	133,400	3,806
Total		23,150

Total Common Stocks (cost $927,227,544)		674,746

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.58%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $11,005,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $10,999,498; proceeds: $10,783,647 (cost $10,783,638)	$10,784	10,784

Total Investments in Securities 100.61% (cost $938,011,182)		685,530
Liabilities in Excess of Other Assets (0.61%)		(4,172)
Net Assets 100.00%		$681,358

ADR       American Depositary Receipt.

Unit           More than one class of securities traded together.

*                             Non-income producing security.

(a)                        Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND  February 28, 2009

		Value
Investments	Shares	(000)
COMMON STOCKS 99.33%

Aerospace 6.09%
AAR Corp.*	1,851,614	$24,478
Curtiss-Wright Corp.(a)	3,000,055	79,771
Moog, Inc. Class A*	964,062	22,414
Total		126,663

Air Transportation 1.46%
Bristow Group, Inc.*(a)	1,495,843	30,291

Auto Parts: Original Equipment 1.58%
Autoliv, Inc. (Sweden)(b)	1,700,000	25,296
WABCO Holdings, Inc.	740,000	7,489
Total		32,785

Banks 3.75%
BancorpSouth, Inc.	495,000	9,222
Cullen/Frost Bankers, Inc.	861,400	37,075
First Horizon National Corp.	1,016,437	9,321
IBERIABANK Corp.	72,600	3,136
Signature Bank*	510,274	12,762
SVB Financial Group*	112,300	1,836
Texas Capital Bancshares, Inc.*	478,173	4,657
Total		78,009

Beverage: Brewers (Wineries) 0.49%
Boston Beer Co., Inc. (The) Class A*	427,539	10,248

Biotechnology Research & Production 4.93%
Cypress Bioscience, Inc.*	719,312	6,071
Martek Biosciences Corp.*	356,533	6,678
Onyx Pharmaceuticals, Inc.*	1,650,000	49,484
OSI Pharmaceuticals, Inc.*	1,180,000	40,238
Total		102,471

Building: Materials 0.99%
Gibraltar Industries, Inc.	448,102	2,940
Quanex Building Products Corp.(a)	2,501,823	17,538
Total		20,478

Building: Roofing & Wallboard 0.49%
Beacon Roofing Supply, Inc.*	919,290	10,085

Chemicals 3.78%
Arch Chemicals, Inc.	1,235,059	22,206
Cabot Corp.	1,200,336	12,580
Cytec Industries, Inc.	1,138,300	17,530
Olin Corp.	1,546,483	16,145
Polypore International, Inc.*	2,075,058	10,064
Total		78,525

Communications Technology 3.06%
Anixter International, Inc.*(a)	2,160,002	63,526

Computer Services, Software & Systems 2.08%
Macrovision Solutions Corp.*	2,750,052	43,258

Computer Technology 1.26%
Intermec, Inc.*	2,600,025	26,234

Construction 0.38%
Granite Construction, Inc.	220,000	7,828

Containers & Packaging: Metal & Glass 2.34%
AptarGroup, Inc.	757,000	21,241
Greif, Inc. Class A	469,887	14,449
Silgan Holdings, Inc.	264,577	12,980
Total		48,670

Diversified Financial Services 0.99%
Raymond James Financial, Inc.	1,477,800	20,630

Diversified Manufacturing 2.27%
Hexcel Corp.*	4,495,029	27,914
Koppers Holdings, Inc.(a)	1,450,000	19,372
Total		47,286

Diversified Production 1.07%
Teleflex, Inc.	467,714	22,216

Drug & Grocery Store Chains 1.09%
Casey’s General Stores, Inc.	272,646	5,428
Ruddick Corp.	296,146	6,420
Susser Holdings Corp.*(a)	1,087,652	10,909
Total		22,757

Drugs & Pharmaceuticals 2.72%
Medicines Co. (The)*	2,441,900	29,962
Watson Pharmaceuticals, Inc.*	940,000	26,574
Total		56,536

Electrical Equipment & Components 2.29%
AMETEK, Inc.	224,150	5,931
Baldor Electric Co.	2,157,598	26,344
EnerSys*	1,425,000	15,276
Total		47,551

Electronics 0.44%
II-VI, Inc.*	344,100	6,180
Rofin-Sinar Technologies, Inc.*	201,775	2,956
Total		9,136

Electronics: Medical Systems 0.09%
TomoTherapy, Inc.*	811,285	1,963

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND  February 28, 2009

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components 0.44%
Microsemi Corp.*	894,514	$9,044

Electronics: Technology 1.66%
ScanSource, Inc.*(a)	2,167,999	34,406

Engineering & Contracting Services 2.62%
Layne Christensen Co*	350,000	5,695
URS Corp.*	1,577,538	48,777
Total		54,472

Finance Companies 2.11%
Financial Federal Corp.(a)	2,305,048	43,796

Foods 1.45%
NBTY, Inc.*	1,500,000	22,305
Smithfield Foods, Inc.*	992,697	7,793
Total		30,098

Forest Products 0.53%
Universal Forest Products, Inc.	504,000	10,982

Health & Personal Care 1.46%
Odyssey HealthCare, Inc.*(a)	2,925,000	30,303

Healthcare Facilities 0.72%
Skilled Healthcare Group, Inc. Class A*(a)	1,760,800	14,914

Healthcare Management Services 1.29%
Centene Corp.*	841,700	14,292
Healthspring, Inc.*	1,552,500	12,575
Total		26,867

Identification Control & Filter Devices 0.61%
Donaldson Co., Inc.	520,900	12,715

Industrial Products 0.27%
A.M. Castle & Co.	775,011	5,650

Insurance: Multi-Line 1.64%
HCC Insurance Holdings, Inc.	452,000	9,921
Max Capital Group Ltd.	1,470,080	24,256
Total		34,177

Insurance: Property-Casualty 0.15%
Navigators Group, Inc. (The)*	57,677	3,012

Jewelry, Watches & Gemstones 1.32%
Fossil, Inc.*	2,180,000	27,512

Machinery: Industrial/Specialty 3.26%
EnPro Industries, Inc.*	714,500	11,754
Kennametal, Inc.	1,431,900	23,369
KHD Humboldt Wedag International Ltd. (Hong Kong)* (b)	552,293	4,319
Nordson Corp.	1,040,098	25,898
Tennant Co.	256,800	2,532
Total		67,872

Machinery: Oil Well Equipment & Services 1.53%
Complete Production Services, Inc.*	574,306	1,752
Helmerich & Payne, Inc.	266,621	6,308
Key Energy Services, Inc.*	1,500,200	4,006
Superior Energy Services, Inc.*	1,500,098	19,786
Total		31,852

Medical & Dental Instruments & Supplies 0.69%
Invacare Corp.	504,100	8,086
STERIS Corp.	275,000	6,342
Total		14,428

Metal Fabricating 2.06%
Reliance Steel & Aluminum Co.	1,800,000	42,822

Miscellaneous: Materials & Processing 1.34%
Rogers Corp.*(a)	1,520,735	27,753

Miscellaneous: Technology 0.96%
Plexus Corp.*	1,545,054	19,854

Multi-Sector Companies 2.75%
Carlisle Cos., Inc.	2,889,386	57,268

Oil: Crude Producers 1.41%
Comstock Resources, Inc.*	210,000	6,390
Forest Oil Corp.*	1,140,000	16,165
Goodrich Petroleum Corp.*	342,423	6,794
Total		29,349

Pollution Control & Environmental Services 0.49%
Waste Connections, Inc.*	424,518	10,121

Railroads 1.46%
Kansas City Southern*	1,710,000	30,250

Rental & Leasing Services: Commercial 1.04%
GATX Financial Corp.	1,185,050	21,651

Restaurants 5.37%
Benihana, Inc.*	66,356	138
Benihana, Inc. Class A*	301,489	606
Brinker International, Inc.	4,200,000	46,200
Cracker Barrel Old Country Store, Inc.	1,035,093	23,165
Jack in the Box, Inc.*	935,000	18,176

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND  February 28, 2009

		Value
Investments	Shares	(000)
Restaurants (continued)
McCormick & Schmick’s Seafood Restaurants, Inc.*	597,700	$1,375
Sonic Corp.*	2,100,000	18,900
Texas Roadhouse, Inc.*	385,703	3,163
Total		111,723

Retail 1.67%
Dress Barn, Inc. (The)*	1,270,061	12,599
DSW, Inc. Class A*	608,698	5,302
Gaiam, Inc. Class A*	118,181	358
Genesco, Inc.*	568,394	8,128
MSC Industrial Direct Co.	192,300	5,882
Rush Enterprises, Inc. Class A*	300,000	2,451
Total		34,720

Savings & Loan 0.33%
Washington Federal, Inc.	609,553	6,943

Services: Commercial 0.52%
MAXIMUS, Inc.	295,053	10,873

Shipping 2.27%
Kirby Corp.*	1,300,000	28,652
UTi Worldwide, Inc.	1,505,000	18,496
Total		47,148

Steel 1.78%
Carpenter Technology Corp.	1,145,087	15,688
Commercial Metals Co.	1,280,000	13,069
Schnitzer Steel Industries, Inc.	287,350	8,230
Total		36,987

Textiles Apparel Manufacturers 0.37%
Gildan Activewear, Inc. (Canada)*(b)	1,050,600	7,774

Truckers 1.87%
Heartland Express, Inc.	2,617,514	32,379
Knight Transportation, Inc.	501,000	6,493
Total		38,872

Utilities: Electrical 3.90%
Avista Corp.	927,446	13,272
Black Hills Corp.	1,169,967	20,837
MGE Energy, Inc.	215,308	6,476
Otter Tail Corp.	1,375,000	23,939
Westar Energy, Inc.	985,044	16,647
Total		81,171

Utilities: Gas Distributors 4.25%
New Jersey Resources Corp.	290,600	10,191
Northwest Natural Gas Co.	423,460	17,341
Piedmont Natural Gas Co., Inc.	1,125,780	27,176
UGI Corp.	1,403,100	33,661
Total		88,369

Wholesale & International Trade 0.10%
Central European Distribution Corp.*	298,359	1,990

Total Common Stocks (cost $3,052,166,444)		2,064,884

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.03%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $21,910,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: 21,899,045; proceeds: $21,465,260 (cost $21,465,242)	$21,465	21,465

Total Investments in Securities 100.36% (cost $3,073,631,686)		2,086,349
Liabilities in Excess of Other Assets (0.36%)		(7,469)
Net Assets 100.00%		$2,078,880

*            Non-income producing security.

(a)         Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

(b)         Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large Cap Core Fund”) and Small-Cap Value Series (“Small Cap Value Fund”) (each, a “Fund” and collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation.  Growth Opportunities Fund’s investment objective is capital appreciation.  Large Cap Core Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions-The books and records of America’s Value Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned and recorded.

(d)  Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(e) Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 - quoted prices in active markets for identical investments;

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Schedule of Investments (unaudited)(continued)

•                  Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing each Fund’s investments carried at value:

	America’s Value Fund	Growth Opportunities Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$541,349,792	$402,438,281
Level 2 - Other Significant Observable Inputs	521,635,556	376,678
Total	$1,062,985,348	$402,814,959

	Large Cap Core Fund	Small Cap Value Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$674,746,041	$2,064,884,241
Level 2 - Other Significant Observable Inputs	10,783,638	21,465,242
Total	$685,529,679	$2,086,349,483

3.   FEDERAL TAX INFORMATION

As of February 28, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,421,875,302	$538,007,426
Gross unrealized gain	10,363,273	8,577,112
Gross unrealized loss	(369,253,227)	(143,769,578)
Net unrealized security loss	$(358,889,954)	$(135,192,466)

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$941,001,122	$3,081,606,960
Gross unrealized gain	19,588,350	18,990,165
Gross unrealized loss	(275,059,793)	(1,014,247,642)
Net unrealized security loss	$(255,471,443)	$(995,257,477)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales and certain securities.

Notes to Schedule of Investments (unaudited)(concluded)

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 28, 2009:

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2009	Value at 2/28/2009	Net Realized Loss 12/1/2008 to 2/28/2009 (a)	Dividend Income 12/1/2008 to 2/28/2009 (a)
AAR Corp. (b)	2,331,364	—	(479,750)	1,851,614	$—	$(2,982,617)	$—
Anixter International, Inc.	2,115,002	45,000	—	2,160,002	63,525,659	—	—
Bristow Group, Inc.	1,297,046	198,797	—	1,495,843	30,290,821	—	—
Carlisle Cos., Inc. (b)	3,652,970	—	(763,584)	2,889,386	—	(9,145,084)	—
Curtiss-Wright Corp.	2,982,655	17,400	—	3,000,055	79,771,462	—	—
Financial Federal Corp.	2,266,148	38,900	—	2,305,048	43,795,912	—	345,757
Koppers Holdings, Inc.	1,141,000	309,000	—	1,450,000	19,372,000	—	—
Odyssey Healthcare, Inc.	2,925,000	—	—	2,925,000	30,303,000	—	—
Quanex Building Products Corp.	2,467,229	34,594	—	2,501,823	17,537,779	—	75,055
Rogers Corp.	1,604,535	—	(83,800)	1,520,735	27,753,414	(2,394,745)	—
ScanSource, Inc.	2,167,999	—	—	2,167,999	34,406,144	—	—
Skilled Healthcare Group, Inc. Class A	1,797,300	—	(36,500)	1,760,800	14,913,976	(269,168)	—
Susser Holdings Corp.	1,093,152	—	(5,500)	1,087,652	10,909,150	(11,354)	—
Total					$372,579,317	$(14,802,968)	$420,812

(a)  Represents realized losses and dividend income earned only when the issuer was an affiliate of the Fund.

(b)  No longer an affiliated issuer as of February 28, 2009.

Item 2:		Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 27, 2009